Leases - Lease liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
20. Leases
Lease liabilities, Beginning Balance	£ 529	£ 569
Interest expense	23	25
New leases	27	43
Disposals	(5)	(7)
Cash payments	(114)	(106)
Exchange and other movements	55	5
Lease liabilities, Ending Balance	£ 515	£ 529